PREMIER FUND SOLUTIONS, INC.   480 North Magnolia Avenue, Suite 103, El Cajon, CA 92020

May 27, 2010

VIA ELECTRONIC TRANSMISSION

Attn:  Filing Desk

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:  Walthausen Funds, File Nos.  333-147324 and 811-22143

Ladies and Gentlemen:

On behalf of Walthausen Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 3 to the Trust’s Registration Statement (the “Amendment”). The main purpose of the filing is to update financial information and provide other updating information.  We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact JoAnn M. Strasser at (513) 352-6525.

Very truly yours,

/s/ Premier Fund Solutions

Premier Fund Solutions, Inc.